Summary of Changes In Value of Company's Level 3 Financial Liabilities (Detail) (Fair Value, Inputs, Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - beginning of period	$ 12,835		$ 3,159		$ 6,384
Additions due to acquisitions	2,943		13,519
Change in fair value of liabilities	(130)	[1]	425	[1]	1,555	[1]
Effects of foreign currency exchange	(467)		(1,101)
Payments of contingent consideration	(11,786)		(3,167)		(4,780)
Fair value - end of period	$ 3,395		$ 12,835		$ 3,159

[1]	The change in fair value of the contingent purchase consideration liabilities, which was included in general and administrative expenses, is due to the passage of time and changes in the probability of achievement used to develop the estimate.